United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811- 03131

                     AllianceBernstein Technology Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
SPECIALTY EQUITY
--------------------------------------------------------------------------------


AllianceBernstein Technology Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 10, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Technology Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.

Investment Results

The following table provides performance results for the Fund for the six- and 12-month periods ended May 31, 2003. We have also included performance for the Fund's benchmark, the Goldman Sachs Technology Index, which is a modified capitalization-weighted index of over 200 technology stocks. Also included is the performance of the NASDAQ Composite Index, which measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, and the Lipper Science and Technology Fund Index (the "Lipper Index"), a performance index of the largest qualifying funds that have a science and technology investment objective.

INVESTMENT RESULTS*
Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Technology Fund
   Class A                      2.35%            -17.43%
------------------------------------------------------------
   Class B                      1.95%            -18.11%
------------------------------------------------------------
   Class C                      1.95%            -18.07%
------------------------------------------------------------
Goldman Sachs
Technology Index                4.34%             -6.52%
------------------------------------------------------------
NASDAQ Composite Index          7.92%             -1.23%
------------------------------------------------------------
Lipper Science & Technology
Fund Index                      6.27%             -8.06%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 1


for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

The Goldman Sachs Technology Index measures the performance of over 200 U.S.-based technology companies. The unmanaged NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. (According to Lipper, this investment objective includes those funds that invest at least 65% of their equity portfolios in science and technology stocks.) These funds have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. All comparative indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Technology Fund.

Additional investment results appear on page 5.

For the six- and 12-month periods ended May 31, 2003, the Fund underperformed the Goldman Sachs Technology Index, the NASDAQ Composite Index and the Lipper Index. While the Fund's focus on quality stocks and risk control has served it well during the difficult past two years, the Fund's positive absolute return underperformed the broader indices during the reporting periods, as autumn and spring rallies favored the lower quality, lower priced names that the Fund typically does not own. From a sector point of view, the Fund benefited from large positions in the Internet, computer hardware and in cable and content, while the Fund's exposure to contract manufacturing and semiconductors hurt performance. While a positive contributor on an absolute basis, the Fund's large exposure to the computer services sector hurt its relative performance for the period under review.

Market Review and Investment Strategy

During the reporting period, we continued to reduce the Fund's positions in the computer services area in order to increase the Fund's exposure to unit growth driven companies in computer hardware, storage and communications equipment. Within the semiconductor sector, we increased the Fund's positions in companies exposed to portable computing and wireless communications.

As a diversified technology portfolio, the Fund continues to hold positions in companies benefiting from several important trends, specifically, the PC upgrade cycle, the build-out of broad-band networks, the growth of the Internet and the growing importance of Asia as an end-market.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)


INCEPTION DATES
Class A Shares
3/1/82
Class B Shares
5/3/93
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $2,980.5
Average Market Capitalization ($mil): $20,813


SECTOR BREAKDOWN
Technology
    22.1%  Computer Software
    21.5%  Semi-Conductor Components
    11.3%  Computer Services
    10.2%  Communication Equipment
     7.8%  Computer Hardware/Storage
     6.0%  Internet Infrastructure
     5.8%  Contract Manufacturing                  [PIE CHART OMITTED]
     3.6%  Semi-Conductor Capital Equipment

Consumer Services
     7.0%  Broadcasting & Cable
     2.0%  Cellular Communications

Capital Goods
     0.7%  Electrical Equipment

     2.0%  Short-Term


All data as of May 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 3


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)


SECURITY TYPE BREAKDOWN
     98.0%  Equity
                                                   [PIE CHART OMITTED]
     2.0%  Short-Term


COUNTRY BREAKDOWN
    77.2%  United States
     4.1%  Taiwan
     2.5%  Finland
     2.5%  Singapore
     2.4%  SouthKorea
     2.4%  Bermuda                                 [PIE CHART OMITTED]
     2.2%  Germany
     2.0%  United Kingdom
     1.1%  Canada
     1.1%  France
     0.5%  Cayman Islands

     2.0%  Short-Term


All data as of May 31, 2003. The Fund's security type and country breakdowns are expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                              Without Sales Charge       With Sales Charge
                  1 Year             -17.43%                  -20.93%
                 5 Years              -2.65%                   -3.49%
                10 Years              10.50%                   10.02%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge       With Sales Charge
                  1 Year             -18.11%                  -21.38%
                 5 Years              -3.38%                   -3.38%
                10 Years(a)            9.88%                    9.88%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge       With Sales Charge
                  1 Year             -18.07%                  -18.89%
                 5 Years              -3.37%                   -3.37%
                10 Years               9.72%                    9.72%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                  Class A         Class B           Class C
-------------------------------------------------------------------------------
                  1 Year          -9.68%          -10.17%            -7.35%
                 5 Years          -5.04%           -4.93%            -4.92%
                10 Years           9.86%            9.72%(a)          9.56%
         Since Inception*         14.26%           10.89%(a)         10.71%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Many equity stocks, and technology stocks in particular, have experienced significant gains in recent years. There is no assurance that these gains will continue. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date: 3/1/82, Class A; 5/3/93, Class B and Class C.

(a)  Assumes conversion of Class B shares into Class A shares after eight years.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 5


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                                  Value      Net Assets
_______________________________________________________________________________

Dell Computer Corp.                            $   159,345,889             5.3%
-------------------------------------------------------------------------------
First Data Corp.                                   142,981,840             4.8
-------------------------------------------------------------------------------
Microsoft Corp.                                    127,462,573             4.3
-------------------------------------------------------------------------------
Intel Corp.                                        126,000,724             4.2
-------------------------------------------------------------------------------
eBay, Inc.                                         118,954,931             4.0
-------------------------------------------------------------------------------
Viacom, Inc.                                       101,632,504             3.4
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                 98,485,046             3.3
-------------------------------------------------------------------------------
Comcast Corp.                                       82,267,886             2.8
-------------------------------------------------------------------------------
Oracle Corp.                                        79,645,268             2.7
-------------------------------------------------------------------------------
Electronic Arts, Inc.                               78,134,404             2.6
-------------------------------------------------------------------------------
                                               $ 1,114,911,065            37.4%


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER
   INVESTMENTS-99.1%

Technology-89.3%
Communication Equipment-10.3%
ADC Telecommunications, Inc.(a)                       100,000   $      269,000
Alcatel SA (France)(a)                              3,667,500       33,606,696
Cisco Systems, Inc.(a)                              6,049,450       98,485,046
Juniper Networks, Inc.(a)                           4,815,100       66,833,588
Lucent Technologies, Inc.(a)                          120,000          265,200
Nokia Corp. (ADR) (Finland)                         4,226,950       76,254,178
QUALCOMM, Inc.                                        937,050       31,466,139
                                                                --------------
                                                                   307,179,847
                                                                --------------
Computer Hardware/Storage-7.9%
Avocent Corp.(a)                                    1,973,900       58,348,484
Dell Computer Corp.(a)                              5,092,550      159,345,889
EMC Corp.(a)                                           20,000          216,400
International Business Machines Corp.                  10,000          880,400
Seagate Technology (Cayman Islands)(a)                993,400       15,050,010
Sun Microsystems, Inc.(a)                              60,000          259,800
Tech Data Corp.(a)                                     20,000          497,600
                                                                --------------
                                                                   234,598,583
                                                                --------------
Computer Services-11.4%
Affiliated Computer Services, Inc. Cl.A(a)          1,134,800       52,586,632
Computer Sciences Corp.(a)                          1,741,250       69,127,625
DST Systems, Inc.(a)                                  601,300       21,237,916
Electronic Data Systems Corp.                          10,000          201,500
Exult, Inc.(a)                                      2,190,500       14,632,540
First Data Corp.                                    3,452,000      142,981,840
Fiserv, Inc.(a)                                       940,450       31,119,490
Hewitt Associates, Inc. Cl.A(a)                       357,900        8,178,015
                                                                --------------
                                                                   340,065,558
                                                                --------------
Computer Software-22.4%
Adaptec, Inc.(a)                                       40,000          320,000
BEA Systems, Inc.(a)                                2,402,650       26,044,726
Check Point Software Technologies,
Ltd. (Israel)(a)                                       20,000          376,000
Cognos, Inc. (Canada)(a)                            1,246,600       34,231,636
Compuware Corp.(a)                                     60,000          364,200
Electronic Arts, Inc.(a)                            1,139,650       78,134,404
Informatica Corp.(a)                                1,230,500        8,613,500
Intuit, Inc.(a)                                     1,074,000       49,500,660
Macrovision Corp.(a)                                1,689,350       32,467,618
Mercury Interactive Corp.(a)                          980,700       38,551,317
Microsoft Corp.                                     5,179,300      127,462,573
Oracle Corp.(a)                                     6,121,850       79,645,268
SAP AG (ADR) (Germany)                              2,274,200       64,769,216


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 7


Company                                                Shares            Value
-------------------------------------------------------------------------------
Symantec Corp.(a)                                   1,272,750   $   57,553,755
VERITAS Software Corp.(a)                           2,496,600       69,280,650
                                                                --------------
                                                                   667,315,523
                                                                --------------
Contract Manufacturing-5.9%
Asustek Computer Deutsche Bank warrants,
expiring 4/18/05 (Taiwan)(a)(b)                    11,163,100       25,909,555
Flextronics International, Ltd. (Singapore)(a)      7,162,350       75,920,910
Sanmina Corp.(a)                                    9,627,300       55,068,156
Solectron Corp.(a)                                  4,416,500       17,666,000
                                                                --------------
                                                                   174,564,621
                                                                --------------
Internet Infrastructure-6.0%
eBay, Inc.(a)                                       1,169,550      118,954,931
USA Interactive(a)                                  1,578,000       60,674,100
                                                                --------------
                                                                   179,629,031
                                                                --------------
Semi-Conductor Capital Equipment-3.6%
Applied Materials, Inc.(a)                          3,394,200       52,813,752
ASM Lithography Holding N.V. (Netherlands)(a)          20,000          201,000
KLA-Tencor Corp.(a)                                   849,450       39,270,074
Teradyne, Inc.(a)                                     956,300       16,400,545
                                                                --------------
                                                                   108,685,371
                                                                --------------
Semi-Conductor Components-21.8%
Agere Systems, Inc. Cl.A(a)                            69,593          169,807
Altera Corp.(a)                                     3,428,950       66,110,156
Avnet, Inc.(a)                                         15,000          204,000
Intel Corp.                                         6,046,100      126,000,724
Intersil Holding Corp. Cl.A(a)                      1,218,900       29,789,916
Linear Technology Corp.                             1,091,500       39,686,940
Marvell Technology Group, Ltd. (Bermuda)(a)         2,240,350       71,041,498
Maxim Integrated Products, Inc.                     1,251,150       49,057,592
National Semiconductor Corp.(a)                       893,600       22,304,256
Samsung Electronics Co., Ltd.
   (GDR) (South Korea)(b)                             521,982       71,772,525
STMicroelectronics N.V. (Netherlands)                  30,000          684,300
Taiwan Semiconductor Manufacturing Co., Ltd.
   ABN Amro Bank warrants,
   expiring 1/09/04 (Taiwan)(a)(b)                 45,193,500       69,552,796
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR) (Taiwan)                                      70,000          709,800
Taiwan Semiconductor Manufacturing Co., Ltd.
   Merrill Lynch warrants,
   expiring 11/21/05 (Taiwan)(a)                    4,100,000        6,322,200
Texas Instruments, Inc.                             3,208,300       65,770,150
Xilinx, Inc.(a)                                     1,010,000       30,168,700
                                                                --------------
                                                                   649,345,360
                                                                --------------
                                                                 2,661,383,894
                                                                --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)            Value
-------------------------------------------------------------------------------
Consumer Services-9.1%
Broadcasting & Cable-7.1%
Comcast Corp. Cl.A(a)                               1,122,785   $   33,807,056
Comcast Corp. Spec.Cl.A(a)                          1,681,500       48,460,830
EchoStar Communications Corp. Cl.A(a)                 854,500       28,694,110
Viacom, Inc.(a)                                     2,232,700      101,632,504
                                                                --------------
                                                                   212,594,500
                                                                --------------
Cellular Communications-2.0%
Vodafone Group Plc (ADR)
   (United Kingdom)                                 2,719,773       59,590,227
                                                                --------------
                                                                   272,184,727
                                                                --------------
Capital Goods-0.7%
Electrical Equipment-0.7%
Hon Hai Precision Industry Co., Ltd.
   Salomon Smith Barney warrants,
   expiring 1/15/04 (Taiwan)(a)                     6,165,100       20,560,609
                                                                --------------
Total Common Stocks & Other Investments
   (cost $2,368,159,480)                                         2,954,129,230
                                                                --------------
SHORT-TERM INVESTMENT-2.0%
Time Deposit-2.0%
State Street Euro Dollar
   0.75%, 6/02/03
   (amortized cost $60,092,000)                      $ 60,092       60,092,000
                                                                --------------
Total Investments-101.1%
   (cost $2,428,251,480)                                         3,014,221,230
Other assets less liabilities*-(1.1%)                              (33,681,215)
                                                                --------------
Net Assets-100%                                                 $2,980,540,015
                                                                ==============


* SECURITY LENDING INFORMATION
Includes cash collateral of $875,048,142 (representing 29.4% of net assets) received for securities on loan as of May 31, 2003 (see Note F). The lending agent invested the cash collateral in short-term investments as follows:

                                                     Principal
                                          Current     Amount
Short-Term Investments                     Yield       (000)        Value
-------------------------------------  -----------  ----------  -------------
American International Group, 5/10/04        1.25%   $ 13,000   $ 13,516,172
Assoc Corp., 10/15/03-11/01/03         1.28%-1.30%      6,000      6,138,001
Bank of New York, 6/15/03                    1.90%      3,000      3,154,891
Citi Group, 2/06/04                          1.59%     11,195     11,954,973
Core State Cap., 10/15/03                    1.35%      1,000      1,023,254
Deutsche Bank, 2/02/04                       1.34%     50,000     50,000,000
Federal Home Loan Bank,
  3/5/04-12/04                          1.40-1.75%    131,150    131,175,193
Federal Home Loan Mortgage Corp.,
  5/05/05                                    2.00%     56,000     56,000,000


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 9


                                                     Principal
                                         Current      Amount
Short-Term Investments                    Yield        (000)        Value
-------------------------------------  -----------  ----------  -------------
Federal National Mortgage Association,
  11/30/04                                   1.75%   $  7,450     $  7,680,112
General Electric, 3/25/04-4/06/04      1.35%-1.40%     23,000       23,623,331
GTE, 6/01/03                                 1.45%      4,200        4,385,435
Household Finance, 9/12/03-3/11/04     1.39%-2.83%     49,565       50,132,367
HSBC, 12/01/03                               1.39%      4,500        4,741,150
Morgan Stanley, 9/10/03                      1.39%     50,000       50,000,000
Nat West Bancorp, 11/15/03                   1.38%      3,000        3,253,755
Sigma Finance, 3/29/2004                     1.43%     25,000       24,998,750
Travelers, 2/05/04                           1.56%     50,000       50,059,681
Wells Fargo, 8/15/03                   1.26%-1.90%     47,500       48,448,968
ZCM Matched Funding Corp. 6/17/03            1.34%    100,000       99,880,889
                                                                   640,166,921

                                                     Shares
                                                   -----------
UBS Private Money Market Fund, LLC           1.22%  234,881,221    234,881,221
                                                                  ------------
  Total Short-Term Investments                                    $875,048,142
                                                                  ============

(a)  Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified buyers. At May 31, 2003, the aggregate market value of these securities amounted to $167,234,876 representing 5.6% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $2,428,251,480)    $ 3,014,221,230(a)
Cash                                                                     627
Collateral held for securities loaned                            875,048,142
Receivable for capital stock sold                                  1,742,427
Dividends and interest receivable                                    195,406
                                                             ---------------
Total assets                                                   3,891,207,832
                                                             ---------------
LIABILITIES
Payable for collateral received on securities loaned             875,048,142
Payable for investment securities purchased                       19,029,813
Advisory fee payable                                               7,373,246
Payable for capital stock redeemed                                 3,109,071
Distribution fee payable                                             613,986
Accrued expenses and other liabilities                             5,493,559
                                                             ---------------
Total liabilities                                                910,667,817
                                                             ---------------
Net Assets                                                   $ 2,980,540,015
                                                             ===============
COMPOSITION OF NET ASSETS
Capital stock, at par                                        $       705,470
Additional paid-in capital                                     6,169,021,258
Accumulated net investment loss                                  (33,360,418)
Accumulated net realized loss on
  investment transactions                                     (3,741,796,045)
Net unrealized appreciation of investments                       585,969,750
                                                             ---------------
                                                             $ 2,980,540,015
                                                             ===============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($1,102,022,680/24,767,085 shares of capital stock
  issued and outstanding)                                             $44.50
Sales charge--4.25% of public offering price                            1.98
                                                                      ------
Maximum offering price                                                $46.48
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($1,413,920,585/34,618,604 shares of capital stock
  issued and outstanding)                                             $40.84
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($379,256,434/9,284,283 shares of capital stock
  issued and outstanding)                                             $40.85
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($85,340,316/1,877,005 shares of capital stock
  issued and outstanding)                                             $45.47
                                                                      ======


(a)  Includes securities on loan with a value of $850,050,540 (see Note F).

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Interest                                          $  1,064,020
Dividends (net of foreign taxes withheld
  of $344,496)                                       3,421,852    $  4,485,872
                                                  ------------
EXPENSES
Advisory fee                                        14,341,168
Distribution fee--Class A                            1,557,581
Distribution fee--Class B                            6,654,330
Distribution fee--Class C                            1,774,234
Transfer agency                                     10,956,166
Printing                                             1,896,615
Custodian                                              280,891
Audit and legal                                         84,568
Registration                                            80,994
Administrative                                          72,500
Directors' fees                                         53,000
Miscellaneous                                           97,288
                                                  ------------
Total expenses                                      37,849,335
Less: expense offset arrangement
  (see Note B)                                          (3,045)
                                                  ------------
Net expenses                                                        37,846,290
                                                                  ------------
Net investment loss                                                (33,360,418)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized loss on:
  Investment transactions                                         (220,679,660)
  Foreign currency transactions                                       (271,614)
Net change in unrealized
  appreciation/depreciation
  of investments                                                   306,326,865
                                                                  ------------
Net gain on investment and foreign
  currency transactions                                             85,375,591
                                                                  ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                 $ 52,015,173
                                                                  ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                 Six Months
                                                   Ended         Year Ended
                                                May 31, 2003     November 30,
                                                (unaudited)          2002
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                          $   (33,360,418)  $   (91,576,655)
Net realized loss on investment
  and foreign currency transactions             (220,951,274)   (1,895,821,648)
Net change in unrealized
  appreciation/depreciation
  of investments                                 306,326,865        33,057,117
                                             ---------------   ---------------
Net increase (decrease) in net assets
  from operations                                 52,015,173    (1,954,341,186)

CAPITAL STOCK TRANSACTIONS
Net decrease                                    (201,029,797)   (1,002,096,652)
                                             ---------------   ---------------
Total decrease                                  (149,014,624)   (2,956,437,838)

NET ASSETS
Beginning of period                            3,129,554,639     6,085,992,477
                                             ---------------   ---------------
End of period                                $ 2,980,540,015   $ 3,129,554,639
                                             ===============   ===============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 13


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Technology Fund, Inc. (the "Fund"), formerly Alliance Technology Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 15


rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day of the previous quarter: .25 of 1.00% of the first $10 billion, .25 of .975% of the next $2.5 billion, .25 of ..95% of the next $2.5 billion, .25 of .925% of the next $2.5 billion, .25 of ..90% of the next $2.5 billion, .25 of .875% of the next $2.5 billion and .25 of ..85% of the net assets in excess of $22.5 billion.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Pursuant to the advisory agreement, the Fund paid $72,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,852,846 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $3,045 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $24,058 from the sales of Class A shares and $17,733, $1,031,707 and $13,244 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $11,614,433, of which $399,709 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $89,099,779 and $6,916,409 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 17


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                Purchases            Sales
                                             ---------------    ---------------
Investment securities                        $ 3,147,510,554    $ 3,323,448,945
U.S. government securities                                -0-                -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 642,336,611
Gross unrealized depreciation                                       (56,366,861)
                                                                  -------------
Net unrealized appreciation                                       $ 585,969,750
                                                                  =============

Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                     2002              2001
                                                --------------    --------------
Distributions paid from:
  Net long term capital gains                   $           -0-   $  607,828,077
                                                --------------    --------------
Total taxable distributions                                 -0-      607,828,077
                                                --------------    --------------
Total distributions paid                        $           -0-   $  607,828,077
                                                ==============    ==============

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                        $ (2,822,707,546)(a)
Unrealized appreciation/(depreciation)                          (418,494,340)(b)
                                                            ----------------
Total accumulated earnings/(deficit)                        $ (3,241,201,886)
                                                            ================

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $2,822,707,546, of which $1,492,308,784 expires in the year 2009 and
$1,330,398,762 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. Government or U.S. Government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2003, the


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 19


Fund had loaned securities with a value of $850,050,540 and received cash collateral of $875,048,142 which was invested in short-term securities as included in the footnotes to the accompanying portfolio of investments. For the six months ended May 31, 2003 the Fund earned fee income of $676,331 which is included in interest income in the accompanying statement of operations.

NOTE G

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold           72,553,378   241,078,290  $2,851,898,132 $12,214,506,149
------------------------------------------------------------------------------
Shares converted
  from Class B           657,912       900,354      26,119,655      44,799,543
------------------------------------------------------------------------------
Shares redeemed      (73,670,629) (245,484,494) (2,907,871,965)(12,505,261,596)
Net decrease            (459,339)   (3,505,850) $  (29,854,178)$  (245,955,904)
==============================================================================

CLASS B
Shares sold            1,279,647     3,483,088  $   46,831,273 $   173,936,751
------------------------------------------------------------------------------
Shares converted
  to Class A            (715,823)     (963,780)    (26,119,655)    (44,799,543)
------------------------------------------------------------------------------
Shares redeemed       (4,362,422)  (13,771,576)   (156,965,490)   (647,747,503)
------------------------------------------------------------------------------
Net decrease          (3,798,598)  (11,252,268) $ (136,253,872)$  (518,610,295)
==============================================================================

CLASS C
Shares sold            1,498,924     4,504,111  $   54,250,242 $   222,615,217
------------------------------------------------------------------------------
Shares redeemed       (2,463,752)   (7,675,024)    (89,315,312)   (374,107,034)
------------------------------------------------------------------------------
Net decrease            (964,828)   (3,170,913) $  (35,065,070)$  (151,491,817)
==============================================================================

ADVISOR CLASS
Shares sold              403,817       934,323  $   16,325,931 $    53,921,257
------------------------------------------------------------------------------
Shares redeemed         (398,281)   (2,451,696)    (16,182,608)   (139,959,893)
------------------------------------------------------------------------------
Net increase
  (decrease)               5,536    (1,517,373) $      143,323 $   (86,038,636)
==============================================================================


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 21


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended                        Year Ended November 30,
                                          May 31, 2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $43.48       $67.05       $95.32      $111.46       $68.60       $54.44

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.39)        (.87)        (.82)       (1.35)        (.99)        (.68)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.41       (22.70)      (21.17)      (10.75)       49.02        15.42
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    1.02       (23.57)      (21.99)      (12.10)       48.03        14.74
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-       (5.86)       (4.04)       (5.17)        (.58)
Distributions in excess of
  net realized gain on
  investment transactions                         -0-          -0-        (.42)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (6.28)       (4.04)       (5.17)        (.58)
                                              ------------------------------------------------------------------------
Net asset value, end of period                $44.50       $43.48       $67.05       $95.32      $111.46       $68.60
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         2.35%      (35.15)%     (24.90)%     (11.48)%      74.67%       27.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,102,023   $1,096,744   $1,926,473   $2,650,904   $2,167,060     $824,636
Ratio to average net assets of:
  Expenses                                      2.24%(c)     1.85%        1.58%        1.50%        1.68%(d)     1.66%(d)
  Net investment loss                          (1.92)%(c)   (1.64)%      (1.08)%       (.98)%      (1.11)%      (1.13)%
Portfolio turnover rate                          116%         117%          55%          46%          54%          67%



See footnote summary on page 26.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended                        Year Ended November 30,
                                          May 31, 2003   ---------------------------------------------------------------
                                            (unaudited)     2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $40.06       $62.27       $89.59      $105.73       $65.75       $52.58

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.49)       (1.16)       (1.28)       (2.17)       (1.54)       (1.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.27       (21.05)      (19.76)       (9.93)       46.69        14.83
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                     .78       (22.21)      (21.04)      (12.10)       45.15        13.75
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-       (5.86)       (4.04)       (5.17)        (.58)
Distributions in excess of
  net realized gain on
  investment transactions                         -0-          -0-        (.42)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (6.28)       (4.04)       (5.17)        (.58)
                                              ------------------------------------------------------------------------
Net asset value, end of period                $40.84       $40.06       $62.27       $89.59      $105.73       $65.75
                                              ------------------------------------------------------------------------
TOTAL RETURN
Total investment return based
  on net asset value(b)                         1.95%      (35.67)%     (25.46)%     (12.12)%      73.44%       26.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,413,921   $1,539,144   $3,092,947   $4,701,567   $3,922,584   $1,490,578
Ratio to average net assets of:
  Expenses                                      3.02%(c)     2.58%        2.31%        2.20%        2.39%(d)     2.39%(d)
  Net investment loss                          (2.70)%(c)   (2.37)%      (1.80)%      (1.68)%      (1.83)%      (1.86)%
Portfolio turnover rate                          116%         117%          55%          46%          54%          67%



See footnote summary on page 26.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 23


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended                        Year Ended November 30,
                                          May 31, 2003   ---------------------------------------------------------------
                                            (unaudited)     2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $40.07       $62.25       $89.55      $105.69       $65.74       $52.57

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.49)       (1.15)       (1.28)       (2.19)       (1.57)       (1.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.27       (21.03)      (19.74)       (9.91)       46.69        14.83
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                     .78       (22.18)      (21.02)      (12.10)       45.12        13.75
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-       (5.86)       (4.04)       (5.17)        (.58)
Distributions in excess of
  net realized gain on
  investment transactions                         -0-          -0-        (.42)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (6.28)       (4.04)       (5.17)        (.58)
                                              ------------------------------------------------------------------------
Net asset value, end of period                $40.85       $40.07       $62.25       $89.55      $105.69       $65.74
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         1.95%      (35.63)%     (25.45)%     (12.13)%      73.40%       26.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $379,256     $410,649     $835,406   $1,252,765     $907,707     $271,320
Ratio to average net assets of:
  Expenses                                      3.01%(c)     2.55%        2.30%        2.21%        2.41%(d)     2.40%(d)
  Net investment loss                          (2.69)%(c)   (2.34)%      (1.80)%      (1.69)%      (1.85)%      (1.87)%
Portfolio turnover rate                          116%         117%          55%          46%          54%          67%



See footnote summary on page 26.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended                        Year Ended November 30,
                                          May 31, 2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $44.36       $68.21       $96.60      $112.59       $69.04       $54.63

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.33)        (.72)        (.60)        (.91)        (.68)        (.50)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  1.44       (23.13)      (21.51)      (11.04)       49.40        15.49
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    1.11       (23.85)      (22.11)      (11.95)       48.72        14.99
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-       (5.89)       (4.04)       (5.17)        (.58)
Distributions in excess of net
  net realized gain on
  investment transactions                         -0-          -0-        (.39)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (6.28)       (4.04)       (5.17)        (.58)
                                              ------------------------------------------------------------------------
Net asset value, end of period                $45.47       $44.36       $68.21       $96.60      $112.59       $69.04
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         2.50%      (34.96)%     (24.68)%     (11.22)%      75.22%       27.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $85,340      $83,018     $231,167     $288,889     $330,404     $230,295
Ratio to average net assets of:
  Expenses                                      1.94%(c)     1.49%        1.27%        1.19%        1.35%(d)     1.37%(d)
  Net investment loss                          (1.62)%(c)   (1.29)%       (.78)%       (.66)%       (.78)%       (.84)%
Portfolio turnover rate                          116%         117%          55%          46%          54%          67%



See footnote summary on page 26.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 25


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for the expenses offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                             Year Ended November 30,
                        --------------------------------
                             1999             1998
                        --------------------------------
Class A                      1.66%            1.65%
Class B                      2.38%            2.38%
Class C                      2.40%            2.38%
Advisor Class                1.34%            1.36%


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


ADDITIONAL INFORMATION
(unaudited)

The Special Meeting of Stockholders of AllianceBernstein Technology Fund, Inc. was held on April 22, 2003, adjourned until May 13, 2003 and June 9, 2003. A description of each proposal and number of shares voted at the meeting are as follows:

Approved at April 22, 2003 Meeting:

                                                                       Withheld
                                                         Voted For    Authority
-------------------------------------------------------------------------------
1. To Elect Directors:     John D. Carifa               35,331,007    2,026,739
                           Robert C. Alexander          34,403,554    2,954,192
                           David H. Dievler             34,363,461    2,994,286
                           William H. Foulk, Jr.        34,375,245    2,982,501
                           D. James Guzy                34,370,552    2,987,194
                           Marshall C. Turner, Jr.      34,367,968    2,989,778


Approved at May 13, 2003 Meeting:

                                                             Voted
                                            Voted For      Against    Abstained
-------------------------------------------------------------------------------
2.  Approval of an amendment to the
    fundamental investment restriction
    on commodities and commodities
    contracts                              26,211,025    2,353,508    1,425,985


Approved at June 9, 2003 Meeting:
                                                             Voted
                                            Voted For      Against    Abstained
-------------------------------------------------------------------------------
3.  Approval of the elimination of the
     fundamental investment restriction on:

     3a. investments in illiquid            25,698,142    2,750,403    1,541,973
         securities

    3b. investments in unseasoned
        issuers                            25,669,864    2,767,130    1,553,524

    3c. investments on short sales of
        securities, maintaining short
        positions or writing put options   25,865,709    2,626,854    1,497,955

    3d. purchases of securities of
        investment companies or
        investment trusts                  26,114,561    2,379,777    1,496,181

    3e. investments in securities owned
        by directors and officers of the
        Fund or its investment adviser     25,298,243    3,196,476    1,495,799

    3f. joint or joint and several
        securities trading account         25,775,735    2,635,302    1,579,481


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 27


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Robert C. Alexander(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)


OFFICERS

Gerald T. Malone, Senior Vice President
Thomas J. Bardong, Vice President
Andrew J. Frank, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN TECHNOLOGY FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

ALLIANCEBERNSTEIN TECHNOLOGY FUND o 29


AllianceBernstein Technology Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


TECSR0503


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Technology Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003